Note 8 - Fair Value - Main Valuation Techniques Financial Instruments Assets - Significant Observable Inputs Used In Fair Value Measurement Of Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Main Valuation Techniques Financial Instruments Assets Items
Assets	€ 690,059	€ 731,856	€ 749,855
Financial assets at fair value through profit or loss classified as held for trading [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	35,349
Financial assets at fair value through profit or loss classified as held for trading [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	€ 289
Financial assets at fair value through profit or loss classified as held for trading [Member] | Loans and advances [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Issuer´s credit risk - Current market interest rates
Financial assets at fair value through profit or loss classified as held for trading [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	€ 56
Financial assets at fair value through profit or loss classified as held for trading [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	0
Financial assets at fair value through profit or loss classified as held for trading [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	1,444
Financial assets at fair value through profit or loss classified as held for trading [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	22
Financial assets at fair value through profit or loss classified as held for trading [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	33
Financial assets at fair value through profit or loss classified as held for trading [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	80
Financial assets at fair value through profit or loss classified as held for trading [Member] | Derivatives [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	33,815
Financial assets at fair value through profit or loss classified as held for trading [Member] | Derivatives [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	€ 187
Financial assets at fair value through profit or loss classified as held for trading [Member] | Derivatives [Member] | Interest Rate Hedge Member [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs Liabilities Assets	- Beta - Implicit correlations between tenors - interest rates volatility
Financial assets at fair value through profit or loss classified as held for trading [Member] | Derivatives [Member] | Equity Hedge Member [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs Liabilities Assets	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Financial assets at fair value through profit or loss classified as held for trading [Member] | Derivatives [Member] | Foreign Exchange And Gold Hedge Member [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs Liabilities Assets	- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Financial assets at fair value through profit or loss classified as held for trading [Member] | Derivatives [Member] | Credit Hedge Member [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Main Unobservable Inputs Liabilities Assets	- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Financial assets at fair value through profit or loss classified as held for trading [Member] | Derivatives [Member] | Commodities Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Finacial assets designated at fair value throug profit or loss [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	€ 648
Finacial assets designated at fair value throug profit or loss [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	€ 0
Finacial assets designated at fair value throug profit or loss [Member] | Loans and advances [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Issuer credit risk - Current market interest rates
Main Unobservable Inputs Liabilities Assets	- Prepayment rates - Issuer credit risk - Recovery rates
Finacial assets designated at fair value throug profit or loss [Member] | Loans and advances [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	€ 648
Finacial assets designated at fair value throug profit or loss [Member] | Loans and advances [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	0
Derivatives Hedge accounting [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	2,483
Derivatives Hedge accounting [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	€ 2
Derivatives Hedge accounting [Member] | Interest Rate Hedge Member [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Equity Hedge Member [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Foreign Exchange And Gold Hedge Member [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Credit Hedge Member [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Derivatives Hedge accounting [Member] | Commodities Hedge [Member]
Main Valuation Techniques Financial Instruments Assets Items
Main Observable Inputs Liabilities Assets	- Exchange rates - Market quoted future prices - Market interest rates - Underlying assets prices: shares, funds, commodities - Market observable volatilities - Issuer credit spread levels - Quoted dividends - Market listed correlations
Financial assets available for sale [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	€ 11,082
Financial assets available for sale [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	544
Financial assets available for sale [Member] | Debt Securities [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	10,948
Financial assets available for sale [Member] | Debt Securities [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	454
Financial assets available for sale [Member] | Equity instruments [Member] | Level 2 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	134
Financial assets available for sale [Member] | Equity instruments [Member] | Level 3 Of Fair Value Hierarchy [Member]
Main Valuation Techniques Financial Instruments Assets Items
Assets	€ 90